Investments (Details) - USD ($)		12 Months Ended
	Dec. 24, 2013	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2011
Investments, All Other Investments [Abstract]
Services	$ 90,000	$ 357,606	$ 274,211
AFS securities		16,875	0
AFS gross loss		73,125
Ownership percentage by parent				50.00%
Other investment		$ 10,000	$ 10,000	$ 10,000